TRADE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade receivables

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Trade receivables arising from:
- Security related service and asset management income – related parties	8,342	4,100
- Security related service and asset management income – third parties	41,153	5,219
- Trading of timepieces – third parties	4,194	29,569
TRADE RECEIVABLES GROSS	53,689	38,888
Less: impairment allowance	(28,698)	(24,184)

Total trade receivables	24,991	14,704

Schedule of trade receivables based on due dates

As of March 31, 2025	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	4,088	2,950	5,111	12,149
1 – 3 months	3	1,206	24,340	25,549
4 – 6 months	3	868	-	871
7 – 9 months	3	180	118	301
10 – 12 months	3	15	-	18
1 – 2 years	-	-	-	-
2 – 5 years	-	-	-	-
Current trade receivables	4,100	5,219	29,569	38,888
Less: impairment allowance	(12)	(2,148)	(22,024)	(24,184)

Total	4,088	3,071	7,545	14,704

As of March 31, 2024	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	100	-	450	550
1 – 3 months	111	10,460	950	11,521
4 – 6 months	115	1,440	-	1,555
7 – 9 months	3	3,940	-	3,943
10 – 12 months	107	1,440	2,794	4,341
1 – 2 years	679	21,577	-	22,256
2 – 5 years	7,227	2,296	-	9,523
Current trade receivables	8,342	41,153	4,194	53,689
Less: impairment allowance	(1,993)	(26,451)	(254)	(28,698)

Total	6,349	14,702	3,940	24,991